NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2020
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

NOTE 10 - NONCONTROLLING INTEREST

Noncontrolling interest are classified as a separate line item in the equity section and disclosures in the Company's consolidated financial statements have distinguished the interest of the Company from the interest of the noncontrolling interest holder. Xishe Xianglin (Tianjin) Business Operation & Management Co. Ltd. was 49% owned by an unrelated third party as of December 31, 2020 and 2019, respectively.

Amount
Noncontrolling interest at December 31, 2017	$—
Net loss attributable to noncontrolling interest - 2018	(21,843)
Foreign currency translation adjustment attributable to noncontrolling interest - 2018	(823)
Noncontrolling interest at December 31, 2018	$(22,666)
Net loss attributable to noncontrolling interest - 2019	(153,742)
Foreign currency translation adjustment attributable to noncontrolling interest - 2019	(2,398)
Noncontrolling interest at December 31, 2019	$(178,806)
Net loss attributable to noncontrolling interest - 2020	(4,146)
Foreign currency translation adjustment attributable to noncontrolling interest	9,132
Noncontrolling interest at December 31, 2020	$(173,820)